Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Related Party Transactions

12. Related Party Transactions

Prior to November 20, 2012, CyrusOne Inc., CyrusOne GP, CyrusOne LP and its subsidiaries were not separate legal entities and were operated by CBI during the periods presented. As discussed in Note 1, the condensed consolidated financial statements have been prepared from the records maintained by CBI and may not necessarily be indicative of the conditions that would have existed or the results of operations that would have occurred if the business had been operated as an unaffiliated company. The condensed consolidated financial statements reflect the following transactions with CBI and its affiliated entities, including Cincinnati Bell Telephone (“CBT”) and Cincinnati Bell Technology Solutions (“CBTS”).

Revenues—In November 2012, we entered into separate data center colocation agreements with CBT and CBTS whereby we will continue to lease colocation space to each of them at certain of our data centers. The data center colocation agreement with CBT provides for CBT’s lease of data center space, power and cooling in certain of our data centers for a period of five years at an aggregate rate of $3.8 million per year. CyrusOne leases space in its data centers to CBT and CBTS. Revenue recognized from these arrangements was $1.0 million for the period ended March 31, 2013, $0.3 million for the period ended January 23, 2013, and $0.5 million for the three months ended March 31, 2012. Our data center colocation agreement with CBTS provides for CBTS’s lease of data center space, power and cooling at certain data center facilities for a period of five years at an aggregate rate of $1.6 million per year. Both agreements are renewable for an additional five-year term at market rates.

CBT occupies space in our 229 West Seventh Street facility that is utilized in its network operations. In November 2012, in connection with our purchase of this property, we entered into an agreement to lease this space to CBT for a period of five years, with three renewal options of five years each, at an initial annual base rent of approximately $0.1 million, plus a proportionate share of building operating costs. Commencing on January 1, 2014, and on January 1 of each year thereafter, such base rent shall increase by 1% of the previous year’s base rent. Revenue earned from this lease was less than $0.1 million for all periods presented.

In November 2012, we entered into agreements to lease office space to CBT at our Goldcoast Drive (Goldcoast) data center facility and to CBTS at our Parkway (Mason) data center facility. The aggregate annual base rent for these spaces will be approximately $0.3 million per year. The terms of these agreements are five years each. Both agreements contain three five-year renewal options at market rates. Revenue earned from these leases was less than $0.1 million for the period ended March 31, 2013 and for period ended January 23, 2013. There were no such amounts for the period ended March 31, 2012.

In January 2012, we entered into a transition services agreement to provide CBTS with network interface services. Revenue recognized for these services was less than $0.2 million for the period ended March 31, 2013, $0.1 million for period ended January 23, 2013, and $0.1 million for the quarter ended March 31, 2012. In November 2012, we entered into a new transition services agreement with CBTS where we will continue to provide them with network interface services. The annual fee to be paid by CBTS for these services is approximately $0.5 million, which may decline in future periods as CBTS migrates its network interfaces onto an independent architected and managed CBTS network. These services will be provided on a month-to-month basis, until such time the services in question have been fully transitioned, which we expect may be as long as 24 months.

As of March 31, 2013, CBTS continues to be the named lessor for two data center leases. Revenues associated with these leases were $2.7 million for the period ended March 31, 2013, $0.9 million for the period ended January 23, 2013, and $3.3 million for the quarter ended March 31, 2012. In 2012, we entered into an agreement with CBTS whereby we perform all obligations of CBTS under the lease agreements. CBTS confers the benefits received under such lease agreements to us and CBTS is granted sufficient usage rights in each of our data centers so that it remains as lessor under each such lease agreement. In addition, CBTS will continue to perform billing and collections on these accounts.

Property Operating Expenses—In January 2012, we entered into a transition services agreement with CBTS; whereby, CBTS provided us with network support, services calls, monitoring and management, storage and backup and IT systems support. In November 2012, we entered into new services agreements with CBT and CBTS. Under the CBTS services agreement, CBTS has agreed to provide us with certain managed storage and backup services. These services will be provided on a month-to-month basis, and charges will be based on the variable amount of gigabytes managed by CBTS each month. CBTS will charge us a rate of $0.56 per gigabyte, and the annual fee to be paid by us for these services is approximately $0.2 million. We expect that services under this agreement may extend for as long as 36 months. Expense recognized for these services was less than $0.1 million for the period ended March 31, 2013 and for period ended January 23, 2013 and were $0.4 million for the quarter ended March 31, 2012.

Under the CBT services agreement, CBT provides us with connectivity services for a period of five years related to several of our data center facilities. These services are related to the use of fiber and circuit assets that are currently a part of the CBI network. The annual fee for these services will be $0.9 million, subject to reduction if we terminate certain services. Expense recognized from this arrangement was less than $0.2 million for the period ended March 31, 2013, $0.1 million for the period ended January 23, 2013, and $0.2 million for the quarter ended March 31, 2012.

In conjunction with the purchase of the property located at 229 West Seventh Street, we executed a reciprocal easement and shared services agreement. CBT continues to own the adjacent property that was historically operating together with 229 West Seventh Street as one property. Pursuant to this agreement, we granted reciprocal easements to each other; CBT has easements for continued use of portions of our building and CBT provides fuel storage, fire suppression and other building services to us; and we provide chilled water, building automation systems related to heating, ventilation and air conditioning (“HVAC”) and other building services to CBT. The shared services agreement is expected to continue for a period of fifteen years with five renewal options of five years each. Initially, we are responsible for operating and managing the service facilities for both buildings. Each party will bear its own utility costs, as well as property taxes and insurance. Shared building operating costs will be charged to each party on the basis of the actual costs incurred, allocated based on the proportionate share of usage. Each party will also pay the other party less than $0.2 million per year to maintain shared building infrastructure systems.

In November 2012, we also entered into an agreement to lease space at CBT’s 209 West Seventh Street facility for a period of five years, with three renewal options of five years each. The initial annual base rent will be approximately $0.1 million per year, plus our proportionate share of building operating costs. Commencing on January 1, 2014, and on January 1 of each year thereafter, such base rent shall increase by 1% of the previous year’s base rent. Expense recognized from this arrangement was less than $0.1 million for the period ended March 31, 2013 and for the period ended January 23, 2013.

Benefits and Insurance—Some of our employees participated in pension, postretirement, health care and stock-based compensation plans sponsored by CBI or an affiliate. Our allocated costs for employee benefits were determined by specific identification of the costs associated with our participating employees or based upon the percentage that our employees represent of total participants. Our allocated employee benefit plan costs were $0.2 million for the period ended January 23, 2013 and $0.7 million for the quarter ended March 31, 2012. Effective with the completion of our initial public offering, we were no longer covered by the related plans. As such, there were no such costs in the period ended March 31, 2013.

We also participated in centralized insurance programs managed by CBI which included coverage for general liability, workers’ compensation, automobiles and various other risks. CBI has third-party insurance policies for certain of these risks and is also self-insured within certain limits. CBI’s self-insured costs have been actuarially determined based on the historical experience of paid claims. Our allocated cost for participation in these programs was determined on the basis of revenues, headcount or insured vehicles. Our allocated insurance costs were was less than $0.1 million for the period ended January 23, 2013 and $0.1 million for the quarter ended March 31, 2012. Effective with the completion of our initial public offering, we were no longer covered by the related plans. As such, there were no such costs in the period ended March 31, 2013.

Selling & Marketing—Effective January 1, 2012, we entered into marketing agreements with CBT and CBTS to appoint these affiliates as our authorized marketing representatives. Pursuant to the terms of these agreements, we pay these affiliates a commission for all new leases for space they attain, which is calculated as a percentage of the first month’s recurring revenue with respect to such space, which ranges from 30% to 140%, depending on the lease term. The term of these agreements expired on December 31, 2012.

General & Administrative—We have entered into a transition services agreement with CBI pursuant to which CBI will continue to provide certain services, on an as needed basis, until the earlier of December 31, 2014 or one year from the completion of the IPO; provided, however that the agreement or the provision of a particular service to be provided thereunder may be terminated for convenience by us upon 30 days’ prior written notice. The fees for these services will be based on actual hours incurred for these services at negotiated hourly rates or a negotiated set monthly fee. Expense recognized was less than $0.1 million for the period ended March 31, 2013 and for the period ended January 23, 2013. Expense recognized for the quarter ended March 31, 2012 for this arrangement was less than $0.1 million.

Management Fees—Prior to November 20, 2012, CBI provided various management services, including executive management, cash management, legal, treasury, human resources, accounting, tax, internal audit and risk management services. Our allocated cost for these services was based upon specific identification of costs incurred on our behalf or a reasonable estimate of costs incurred on our behalf, such as relative revenues. Our allocated costs for the quarter ended March 31, 2012 was $0.7 million. There were no such costs for the period ended March 31, 2013 and for the period ended January 23, 2013.

Loss on Sale of Receivables—Prior to October 1, 2012, we participated in an accounts receivable securitization program sponsored by CBI for certain of its subsidiaries. Under this program, we continuously sold certain trade accounts receivable to CBF at a 2.5% discount to the receivables’ face value. In turn, CBF granted, without recourse, a senior undivided interest in the pooled receivables to commercial paper conduits in exchange for cash. Effective October 1, 2012, we terminated our participation in this accounts receivable securitization program. Loss on sale of receivables was $1.2 million for the quarter ended March 31, 2012, with no such costs in 2013.

Interest Expense—On December 31, 2010, CBI restructured its data center legal entities, including their intercompany borrowings. The Predecessor issued a $400 million note to CBI, which bore interest at 7.25%. On November 20, 2012, this note was repaid in full. Interest on this note was settled monthly through CBI’s centralized cash management program. Interest expense of approximately $7.2 million was recognized for the quarter ended March 31, 2012.

Prior to November 20, 2012, we participated in CBI’s centralized cash management program. On a periodic basis, all excess cash was transferred to CBI’s corporate cash accounts. Likewise, substantially all funds to finance our operations, as well as capital expenditures, were funded by CBI. Advances and borrowings between affiliates were governed by an intercompany cash management agreement. Effective November 19, 2010, all advances/borrowings bore interest at the average 30-day Eurodollar rate for the calendar month plus the applicable credit spread for Eurodollar rate borrowings charged for CBI’s revolving line of credit. Prior to this date, the interest rate applied to such advances and borrowings was CBI’s short-term borrowing rate. The average rate earned or charged was 5.0% in 2012. As of November 20, 2012, $80 million of these borrowings were repaid. Net interest expense of $1.9 million was recognized on notes due to related parties for the quarter ended March 31, 2012.

On November 20, 2012, we also entered into a non-competition agreement with CBI, pursuant to which we and CBI agreed not to enter into each other’s lines of business, subject to certain exceptions for a period of four years from such date. Pursuant to the terms of this agreement, we agreed not to directly or indirectly engage in, or have any interest in any entity that engages in, the business of providing telecommunications services in certain areas of Ohio, Kentucky and Indiana in which CBI operates as of such date. We also agreed not to seek, request or apply for any certification or license to provide telecommunications services in such areas during the term of the agreement. CBI agreed not to directly or indirectly engage in, or have any interest in any entity that engages in, the business of constructing and selling, operating or providing data center services in the United States or any foreign jurisdiction in which we operate. However, CBI may continue to offer certain data center services, provided that such services are ancillary to its provisions of existing IT services, and CBI does not own, lease or is contracted to own, lease or manage the data center infrastructure of the facility in which such existing IT services are being provided.

The reciprocal easement and shared services agreement described above also contains a make-whole provision that requires us to make a payment to CBT if CBT’s carrier access revenue declines below $5.0 million per annum as a result of certain actions taken by us which result in circuit disconnections or reductions at CBT. The term of this make-whole provision is approximately four years.

We had approximately $8.2 million and $2.9 million payable to CBI or its wholly-owned subsidiaries as of March 31, 2013 and December 31, 2012, respectively. The March 31, 2013 balance includes a dividend payable of $7.1 million for the dividends declared in March of 2013. The remaining balance of $1.1 million and $2.9 million as of March 31, 2013 and December 31, 2012, respectively, relate to various related party transactions which are discussed above and are payable to CBI as of each respective period end.

In addition, we had approximately $23.2 million and $2.2 million receivable from CBI or wholly-owned subsidiaries as of March 31, 2013 and December 31, 2012, respectively. The March 31, 2013 balance primarily consists of the receivable from CBI of $19.6 million for the reimbursement of the transaction related compensation expense in 2013. The remaining balance of $3.6 million and $2.2 million as of March 31, 2013 and December 31, 2012, respectively, relate to various related party transactions which are discussed above and are due from CBI as of each respective period end.

14. Related Party Transactions

Prior to November 20, 2012, CyrusOne Inc., CyrusOne GP, CyrusOne LP and its subsidiaries were not separate legal entities and were operated by CBI during the periods presented. As discussed in Note 1, the combined financial statements have been prepared from the records maintained by CBI and may not necessarily be indicative of the conditions that would have existed or the results of operations that would have occurred if the business had been operated as an unaffiliated company. The combined financial statements reflect the following transactions with CBI and its affiliated entities.

Revenues—CyrusOne leases space in its data centers to CBT and CBTS. Revenue recognized from these arrangements was $5.4 million, $4.4 million and $2.0 million in 2012, 2011 and 2010, respectively. In November 2012, we entered into separate data center colocation agreements with CBT and CBTS whereby we will continue to lease colocation space to each of them at certain of our data centers. The data center colocation agreement with CBT provides for CBT’s lease of data center space, power and cooling in certain of our data centers for a period of five years at an aggregate rate of $3.8 million per year. Our data center colocation agreement with CBTS provides for CBTS’s lease of data center space, power and cooling at certain data center facilities for a period of five years at an aggregate rate of $1.6 million per year. Both agreements are renewable for an additional five-year term at market rates.

CBT occupies space in our 229 West Seventh Street facility that is utilized in its network operations. In November 2012 in connection with our purchase of this property, we entered into an agreement to lease this space to CBT for a period of five years, with three renewal options of five years each, at an initial annual base rent of approximately $0.1 million, plus a proportionate share of building operating costs. Commencing on January 1, 2014, and on January 1 of each year thereafter, such base rent shall increase by 1% of the previous year’s base rent. Revenue earned from this lease was less than $0.1 million in 2012, with no such revenue in prior years.

In November 2012, we entered into agreements to lease office space to CBT at our Goldcoast Drive (Goldcoast) data center facility and to CBTS at our Parkway (Mason) data center facility. The aggregate annual base rent for these spaces will be approximately $0.3 million per year. The term of these agreements are five years each. Both agreements contain three five-year renewal options at market rates. Revenue earned from these leases was $0.3 million in both 2012 and 2011, and $0.2 million in 2010.

In January 2012, we entered into a transition services agreement to provide CBTS with network interface services. Revenue recognized for these services was $0.5 million in 2012, with no such revenue in prior years. In November 2012, we entered into a new transition services agreement with CBTS where we will continue to provide them with network interface services. The annual fee to be paid by CBTS for these services is approximately $0.5 million, which may decline in future periods as CBTS migrates its network interfaces onto an independent architected and managed CBTS network. These services will be provided on a month-to-month basis, until such time the services in question have been fully transitioned, which we expect may be as long as 24 months.

As of December 31, 2012, CBTS continues to be the named lessor for two data center leases. Revenues associated with these leases were $14.3 million, $14.2 million and $13.1 million in 2012, 2011, and 2010, respectively. In 2012, we entered into an agreement with CBTS whereby we perform all obligations of CBTS under the lease agreements. CBTS confers the benefits received under such lease agreements to us and CBTS is granted sufficient usage rights in each of our data centers so that it remains as lessor under each such lease agreement. In addition, CBTS will continue to perform billing and collections on these accounts.

Property Operating Expenses—In January 2012, we entered into a transition services agreement with CBTS where CBTS provided us with network support, services calls, monitoring and management, storage and backup and IT systems support. Expense recognized for these services was $1.5 million in 2012, with no such costs in prior years. In November 2012, we entered into new services agreements with CBT and CBTS. Under the CBTS services agreement, CBTS has agreed to provide us with certain managed storage and backup services. These services will be provided on a month-to-month basis, and charges will be based on the variable amount of gigabytes managed by CBTS each month. CBTS will charge us a rate of $0.56 per gigabyte, and the annual fee to be paid by us for these services is approximately $0.2 million. We expect that services under this agreement may extend for as long as 36 months.

Under the CBT services agreement, CBT provides us with connectivity services for a period of five years related to several of our data center facilities. These services are related to the use of fiber and circuit assets that are currently a part of the CBI network. The annual fee for these services will be $0.9 million, subject to reduction if we terminate certain services. Expense recognized from this arrangement was $0.7 million in 2012, with similar amounts in 2011 and 2010.

In conjunction with the purchase of the property located at 229 West Seventh Street, we executed a reciprocal easement and shared services agreement. CBT continues to own the adjacent property that was historically operating together with 229 West Seventh Street as one property. Pursuant to this agreement, we granted reciprocal easements to each other; CBT has easements for continued use of portions of our building and CBT provides fuel storage, fire suppression and other building services to us; and we provide chilled water, building automation systems related to heating, ventilation and air conditioning (“HVAC”) and other building services to CBT. The shared services agreement is expected to continue for a period of fifteen years with five renewal options of five years each. Initially, we are responsible for operating and managing the service facilities for both buildings. Each party will bear its own utility costs, as well as property taxes and insurance. Shared building operating costs will be charged to each party on the basis of the actual costs incurred, allocated based on the proportionate share of usage. Each party will also pay the other party less than $0.2 million per year to maintain shared building infrastructure systems.

In November 2012, we also entered into an agreement to lease space at CBT’s 209 West Seventh Street facility for a period of five years, with three renewal options of five years each. The initial annual base rent will be approximately $0.1 million per year, plus our proportionate share of building operating costs. Commencing on January 1, 2014, and on January 1 of each year thereafter, such base rent shall increase by 1% of the previous year’s base rent. Expense recognized from this arrangement was less than $0.1 million in 2012, and $0.4 million in 2011 and 2010.

Benefits and Insurance—Some of our employees participated in pension, postretirement, health care and stock-based compensation plans sponsored by CBI or an affiliate. Our allocated costs for employee benefits were determined by specific identification of the costs associated with our participating employees or based upon the percentage that our employees represent of total participants. Our allocated employee benefit plan costs were $3.5 million, $1.8 million and $1.1 million in 2012, 2011 and 2010, respectively.

We also participated in centralized insurance programs managed by CBI which included coverage for general liability, workers’ compensation, automobiles and various other risks. CBI has third-party insurance policies for certain of these risks and is also self-insured within certain limits. CBI’s self-insured costs have been actuarially determined based on the historical experience of paid claims. Our allocated cost for participation in these programs was determined on the basis of revenues, headcount or insured vehicles. Our allocated insurance costs were $0.4 million, $0.4 million and $0.2 million in 2012, 2011 and 2010, respectively. Subsequent to our initial public offering, we will maintain our own commercial insurance policies.

Selling & Marketing—Effective January 1, 2012, we entered into marketing agreements with CBT and CBTS to appoint these affiliates as CyrusOne’s authorized marketing representatives. Pursuant to the terms of these agreements, we pay these affiliates a commission for all new leases for space they attain, which is calculated as a percentage of the first month’s recurring revenue with respect to such space, which ranges from 30% to 140%, depending on the lease term. For the year ended December 31, 2012, commissions incurred pursuant to these arrangements was $0.3 million, with no such costs in prior years. The term of these agreements expired on December 31, 2012.

General & Administrative—We have entered into a transition services agreement with CBI pursuant to which CBI will continue to provide certain services, on an as needed basis, until the earlier of December 31, 2014 or one year from the completion of our initial public offering; provided, however that the agreement or the provision of a particular service to be provided thereunder may be terminated for convenience by us upon 30 days’ prior written notice. The fees for these services will be based on actual hours incurred for these services at negotiated hourly rates or a negotiated set monthly fee. Expense recognized in 2012 for this arrangement was not material, with no such costs in prior years.

Management Fees—Prior to November 20, 2012, CBI provided various management services, including executive management, cash management, legal, treasury, human resources, accounting, tax, internal audit and risk management services. Our allocated cost for these services was based upon specific identification of costs incurred on our behalf or a reasonable estimate of costs incurred on our behalf, such as relative revenues. Our allocated cost for management services was $2.5 million, $2.3 million and $3.6 million in 2012, 2011 and 2010, respectively. In November 2012, we entered into a transition services agreement with CBI pursuant to which CBI will continue to provide certain of these services, on an as needed basis to the operating partnership one year from the date of our initial public offering, provided, however, that the agreement or the provision of a particular service to be provided thereunder may be terminated for convenience by us upon 30 days’ prior written notice. The fees for these services will be based on actual hours incurred for these services at negotiated hourly rates or a negotiated set monthly fee.

Loss on Sale of Receivables—Prior to October 1, 2012, we participated in an accounts receivable securitization program sponsored by CBI for certain of its subsidiaries. Under this program, we continuously sold certain trade accounts receivable to CBF at a 2.5% discount to the receivables’ face value. In turn, CBF granted, without recourse, a senior undivided interest in the pooled receivables to commercial paper conduits in exchange for cash. The loss on sale of our account receivables was $3.2 million, $3.5 million and $1.8 million in 2012, 2011 and 2010, respectively. See Note 7 for further details. Effective October 1, 2012, we terminated our participation in this accounts receivable securitization program.

Interest Expense—On December 31, 2010, CBI restructured its data center legal entities, including their intercompany borrowings. The Predecessor issued a $400 million note to CBI, which bore interest at 7.25%. On November 20, 2012, this note was repaid in full. Interest on this note was settled monthly through CBI’s centralized cash management program. Interest expense of approximately $26 million and $29 million was recognized on this note for the year ended December 31, 2012 and 2011, respectively, with no such cost in 2010.

Prior to November 20, 2012, we participated in CBI’s centralized cash management program. On a periodic basis, all excess cash was transferred to CBI’s corporate cash accounts. Likewise, substantially all funds to finance our operations, as well as capital expenditures, were funded by CBI. Advances and borrowings between affiliates were governed by an intercompany cash management agreement. Effective November 19, 2010, all advances/borrowings bore interest at the average 30-day Eurodollar rate for the calendar month plus the applicable credit spread for Eurodollar rate borrowings charged for CBI’s revolving line of credit. Prior to this date, the interest rate applied to such advances and borrowings was CBI’s short-term borrowing rate. The average rate earned or charged was 5.0% in 2012, 5.0% in 2011 and 4.2% in 2010. As of November 20, 2012, $80 million of these borrowings were repaid. As of December 31, 2011, borrowings of $80.2 million were presented within due to affiliates and related party notes payable in the accompanying combined financial statements. Net interest expense recognized on notes due to or from related parties was $7.0 million in 2012, and $1.1 million in 2011 and 2010.

Other—Under the CBT services agreement, CBT provides us with connectivity services for a period of five years related to several of our data center facilities. These services are related to the use of fiber and circuit assets that are currently a part of the CBI network. The annual fee for these services will be $0.9 million, subject to reduction if we terminate certain services. Expense recognized from this arrangement was $0.7 million in 2012, with similar amounts in 2011 and 2010.

On November 20, 2012, we also entered into a non-competition agreement with CBI, pursuant to which we and CBI agreed not to enter into each other’s lines of business, subject to certain exceptions for a period of four years from such date. Pursuant to the terms of this agreement, we agreed not to directly or indirectly engage in, or have any interest in any entity that engages in, the business of providing telecommunications services in certain areas of Ohio, Kentucky and Indiana in which CBI operates as of such date. We also agreed not to seek, request or apply for any certification or license to provide telecommunications services in such areas during the term of the agreement. CBI agreed not to directly or indirectly engage in, or have any interest in any entity that engages in, the business of constructing and selling, operating or providing data center services in the United States or any foreign jurisdiction in which we operate. However, CBI may continue to offer certain data center services, provided that such services are ancillary to its provisions of existing IT services, and CBI does not own, lease or is contracted to own, lease or manage the data center infrastructure of the facility in which such existing IT services are being provided.

In conjunction with the completion of the above described financing transactions, CyrusOne was released from its guarantee of CBI’s indebtedness.

The reciprocal easement and shared services agreement described above also contains a make-whole provision that requires us to make a payment to CBT if CBT’s carrier access revenue declines below $5.0 million per annum as a result of certain actions taken by us which result in circuit disconnections or reductions at CBT. The term of this make-whole provision is approximately four years.